Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
27.	Commitments and Contingencies

(a)	Capital commitments
Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2020	2021
Property, plant and equipment	259,417	1,241,759
Investments	44,392	20,000

Total	303,809	1,261,759

(b)	Purchase commitments
Purchase expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2020	2021
Purchase commitments on purchase of raw materials	2,315,188	5,312,557